RELATED PARTY TRANSACTIONS (Details Narrative)						3 Months Ended	9 Months Ended
	May 30, 2018 shares	Dec. 28, 2017 USD ($)	Dec. 21, 2017 USD ($)	Dec. 11, 2017 Number	Nov. 20, 2017 Number	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Advance from director						$ 500	$ 500	$ 0
Number of naturopathic learning management system sold | Number				20	10
Proceeds from naturopathic learning management system sold		$ 50,000	$ 29,000
Deferred revenue from related parties						63,924	63,924
Number of shares granted | shares	526,295
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties						2,417	5,886
Deferred revenue from related parties						23,114	23,114
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from related parties						4,167	9,190
Deferred revenue from related parties						$ 40,810	$ 40,810